UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05689
Morgan Stanley Municipal Premium Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2010
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (165.7%)
	Alabama (2.6%)
$1,000	County of Jefferson, School Ser 2004 A	5.50%	01/01/22	$682,150
2,500	University of Alabama, Ser 2004 A (NATL-RE Insd)	5.25	07/01/20	2,757,500

				3,439,650

	Alaska (1.0%)
2,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00	06/01/46	1,282,060

	Arizona (8.8%)
2,000	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.00	12/01/37	1,702,840
300	Maricopa County Pollution Control Corp., Ser A	6.00	05/01/29	306,654
1,335	Pima County Industrial Development Authority, Tucson Electric Power Co Refg Ser 1988 A (FSA Insd)	7.25	07/15/10	1,342,209
8,000	Salt River Project Agricultural Improvement & Power District, 2002 Ser B (a)	5.00	01/01/22	8,270,615

				11,622,318

	Arkansas (0.6%)
1,000	County of Washington, Washington Regional Medical Center Ser 2005 A	5.00	02/01/35	841,800

	California (21.0%)
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,040,400
1,000	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	900,440
2,000	Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	1,911,820
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,724,980
1,775	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,384,518
1,000	Kern County Board of Education, Refg 2006 Ser A (COPs) (NATL-RE Insd)	5.00	06/01/31	970,250
3,000	Los Angeles Department of Water and Power, 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/25	3,109,783
3,000	Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)	5.00	06/01/29	2,996,040
1,000	Port of Oakland Ser L (AMT) (NATL-RE FGIC Insd)	5.00	11/01/21	957,880
10,420	San Bernardino Community College District, Ser B (b)	0.00	08/01/44	1,105,249
3,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs) (a)	5.00	05/01/29	3,059,070
460	San Francisco City & County, Laguna Honda Hospital Refg Ser R-3 (AGC Insd) (a)	5.00	06/15/28	469,745
2,500	State of California, Ser 2004 A	5.00	07/01/16	2,576,025
3,000	State of California, Various Purpose dtd 12/01/05	5.00	03/01/27	3,003,300
600	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	477,606
4,650	William S Hart Union High School District, 2008 Election, Ser A (b)	0.00	08/01/32	1,040,716

				27,727,822

	Colorado (6.4%)
835	City & County of Denver, Arpt Rev	5.00	11/15/12	875,314
2,040	City of Fort Collins, Ser 2004 A COPs (AMBAC Insd)	5.375	06/01/21	2,157,953
2,155	City of Fort Collins, Ser 2004 A COPs (AMBAC Insd)	5.375	06/01/22	2,265,142
1,400	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,353,478
25	Colorado Housing & Finance Authority, Ser 1997 A-2 (AMT)	7.25	05/01/27	25,467
2,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,575,620
See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$125	Public Authority for Colorado Energy Natural Gas, Ser 2008	6.25%	11/15/28	$127,517

				8,380,491

	District of Columbia (3.1%)
380	District of Columbia, Ser 2008E (BHAC Insd) (a)	5.00	06/01/26	401,782
380	District of Columbia, Ser 2008E (BHAC Insd) (a)	5.00	06/01/27	401,782
760	District of Columbia, Ser 2008E (BHAC Insd) (a)	5.00	06/01/28	803,564
3,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	2,526,150

				4,133,278

	Florida (17.3%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	1,997,300
2,500	County of Miami-Dade, Miami Int’l Airport, Ser 2000 B (FGIC Insd)	5.75	10/01/24	2,537,825
650	County of Miami-Dade, Miami Int’l Airport, Ser 2009 B (AGC Insd)	5.00	10/01/25	664,443
830	County of Miami-Dade, Public Improvement Bonds Ser DD (AMBAC Insd)	7.75	10/01/15	1,049,394
2,460	JEA, Water & Sewer Sub-Second Crossover Ser (NATL-RE Insd)	5.00	10/01/24	2,533,824
5,000	Orlando Utilities Commission, Water & Electric Ser 2001	5.00	10/01/22	5,284,900
600	Palm Beach County, Solid Waste Authority Ser 2009 (BHAC Insd)	5.50	10/01/23	670,362
8,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42	7,337,520
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26	729,410

				22,804,978

	Georgia (6.4%)
3,000	City of Atlanta, Water & Wastewater Ser 1999 A (FGIC Insd)	5.50	11/01/22	3,105,360
2,000	Georgia State Road & Tollway Authority, Ser 2004	5.00	10/01/22	2,126,880
3,000	Georgia State Road & Tollway Authority, Ser 2004	5.00	10/01/23	3,181,140

				8,413,380

	Idaho (1.0%)
1,240	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/24	1,358,532

	Illinois (6.2%)
2,500	Chicago Park District, 2004 Ser A (AMBAC Insd)	5.00	01/01/28	2,559,050
4,000	City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25	01/01/26	4,094,840
700	City of Chicago, Project and Refunding, Refg Ser 1995A-2 (AMBAC Insd)	5.50	01/01/18	789,719
380	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.00	08/15/16	416,636
295	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	315,526

				8,175,771

	Indiana (2.3%)
3,000	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	2,648,940
375	Rockport, Indiana Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	399,630

				3,048,570

	Iowa (2.6%)
975	State of Iowa, Ser A (a)	5.00	06/01/25	1,060,357
730	State of Iowa, Ser A (a)	5.00	06/01/26	789,100
See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$2,250	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50%	06/01/42		$1,560,262

					3,409,719

	Kansas (0.3%)
335	Kansas Development Finance Authority	5.50	11/15/29		342,320

	Kentucky (2.6%)
3,215	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/22		3,395,394

	Louisiana (4.8%)
750	Louisiana Offshore Terminal Authority, Ser 2007 B-2	4.30	10/01/37		759,765
1,500	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.25	07/01/33		1,509,420
2,000	Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002 (c)	5.50	05/15/26	(d)	2,282,500
2,000	Parish of St. John the Baptist, Marathon Oil Corp. Project Ser 2007 A	5.125	06/01/37		1,828,800

					6,380,485

	Maryland (2.3%)
505	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37		452,440
2,000	Maryland Community Development Administration, Ser 2006 P (AMT)	4.625	09/01/31		1,801,140
960	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		818,390

					3,071,970

	Michigan (3.1%)
1,145	Detroit City School District, School Building and Site Improvement, Refg Ser 2005 A	5.00	05/01/12		1,205,536
1,740	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 A	6.25	07/01/40		1,294,612
795	Michigan State Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		645,993
870	Wayne State University, Univ Revs	5.00	11/15/25		922,018

					4,068,159

	Minnesota (0.2%)
300	Minnesota Housing Finance Agency, Rental 1995 Ser D (NATL-RE Insd)	6.00	02/01/22		300,303

	Missouri (2.2%)
1,500	City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21		1,396,185
1,340	Missouri State Health & Educational Facilities Authority, Baptist Medical Center Refg Ser 1989 (ETM)	7.625	07/01/18		1,555,365

					2,951,550

	Nevada (3.8%)
290	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16		312,005
3,000	Las Vegas Valley Water District, Impr and Refg Ser 2003 A (FGIC Insd)	5.25	06/01/22		3,076,140
1,600	Nevada Capital Improvement and Cultural Affairs Ser 2008 C (a)	5.00	06/01/26		1,651,604

					5,039,749

	New Hampshire (0.2%)
295	Pollution Control Refunding Revenue Bonds	7.125	07/01/27		304,313

	New Jersey (6.9%)
3,000	City of Newark, Ser 2009 E (BANs)	3.25	04/14/10		3,039,480
1,500	New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30		1,524,990
2,000	Passaic Valley Sewage Commissioners, Ser F (FGIC Insd)	5.00	12/01/19		1,930,460
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26		2,428,110
See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00%	06/01/41	$172,020

				9,095,060

	New York (23.9%)
1,440	City of New York, New York, Ser A1 (a)	5.25	08/15/27	1,528,675
1,440	City of New York, New York, Ser A1 (a)	5.25	08/15/28	1,528,675
3,000	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	3,010,530
3,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	3,137,250
2,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser A	6.25	03/01/15	1,791,060
4,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.75	08/01/31	3,422,120
2,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,763,560
2,425	New York City Transitional Finance Authority, Ser A (a)	5.00	05/01/28	2,566,685
2,850	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/26	3,050,124
1,995	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	2,028,975
1,110	New York State Dormitory Authority, Ser 2002A (FGIC Insd)	6.00	11/15/23	1,222,343
505	New York State Dormitory Authority (AMBAC Insd)	5.50	05/15/29	547,662
940	New York State Thruway Authority Ser A	5.00	03/15/25	1,015,313
1,500	The City of New York, Tax-Exempt Bonds, Subseries H-1	5.00	03/01/16	1,675,320
3,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	3,270,810

				31,559,102

	Ohio (2.0%)
2,400	American Municipal Power, Ohio, Prairie State Energy Campus (AGC Insd) (a)	5.25	02/15/33	2,478,150
190	Ohio State Water Development Authority Ser A	5.875	06/01/33	198,998

				2,677,148

	Oregon (0.3%)
315	Oregon State Department of Administrative Services, Ser 2009 A	5.25	04/01/24	350,989

	Pennsylvania (1.8%)
2,000	Allegheny County Hospital Development Authority, West Penn Ser 2007 A	5.375	11/15/40	1,287,180
1,000	City of Philadelphia, Gas Works Eighteenth Ser (AGC Insd)	5.25	08/01/20	1,066,890

				2,354,070

	Puerto Rico (0.5%)
630	Puerto Rico Sales Tax Financing Corp., Ser A	5.00	08/01/39	644,881

	Rhode Island (2.3%)
3,000	Rhode Island Economic Development Corp., Airport 2005 Ser C (NATL-RE Insd)	5.00	07/01/28	3,017,880

	South Carolina (2.6%)
3,000	Charleston County School District Development Corp., Ser 2004 A	5.00	02/01/22	3,216,870
35	County of Lexington, Health Services District, Lexmed Inc, Ser 2007 A	5.00	11/01/16	36,665
165	County of Richland Environmental Improvement Revenue, International Paper Co. Ser 2007 A	4.60	09/01/12	162,574

				3,416,109

See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Tennessee (2.6%)
$3,000	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50%		07/01/36	$2,723,190
735	Tennessee Energy Acquisition Corp., Ser 2006 A	5.25		09/01/19	730,656

					3,453,846

	Texas (12.9%)
555	Bexar County, Health Facilities Development Corp.	5.00		07/01/27	432,234
735	Bexar County, Health Facilities Development Corp.	5.00		07/01/33	530,707
580	Bexar County, Helath Facilities Development Corp.	5.00		07/01/37	405,646
2,400	Board of Regents of the University of Houston System Ser 2008 (FSA Insd) (a)	5.00		02/15/33	2,456,448
1,000	City of Arlington, Refg Ser 2009	5.00		08/15/28	1,008,980
5,000	City of Austin, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125		05/15/27	5,062,655
2,320	City of Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23	2,431,963
1,000	Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625		07/01/36	774,700
1,000	North Texas Tollway Authority, First Tier Put, Ref Refg Ser 2008L-2	6.00		01/01/38	1,068,530
4,100	North Texas Tollway Authority, First Tier Refg 2008 D (AGC Insd) (b)	0.00		01/01/28	1,384,570
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc Ser 2007	5.125		05/15/37	758,080
420	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Refg Ser 2007 A	5.00		02/15/17	449,887
250	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Ser 2008 D	6.25		12/15/26	255,018

					17,019,418

	Virginia (0.6%)
1,000	Fairfax County Economic Development Authority, Goodwin House Inc Ser 2007	5.125		10/01/42	773,120

	Washington (10.5%)
2,400	Goat Hill Properties, Governmental Office Ser 2005 (NATL-RE Insd)	5.00		12/01/33	2,426,304
1,930	Grant County Public Utility District No 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00		01/01/34	1,936,137
2,835	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00		12/01/23	2,839,196
2,120	State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (b)	0.00		12/01/29	763,560
2,000	Washington Health Care Facilities	7.375		03/01/38	2,162,360
3,505	Washington State Various Purpose, Ser 2010 A (a)	5.00		08/01/29	3,727,464

					13,855,021

	Total Tax-Exempt Municipal Bonds (Cost $222,838,534)				218,709,256

	Short-Term Tax-Exempt Municipal Obligations (11.1%)
	Connecticut (0.6%)
800	Connecticut State Health & Educational Facility Authority (Demand 09/01/09)	0.10	(e)	07/01/35	800,000

	Florida (1.0%)
1,270	Jacksonville Health Facilities Authority (Demand 09/01/09)	0.14	(e)	08/15/27	1,270,000

	Illinois (0.6%)
800	City of Chicago (Demand 09/01/09)	0.12	(e)	01/01/34	800,000

	New Hampshire (4.0%)
5,250	New Hampshire Health & Education Facilities Authority (Demand 09/01/09)	0.13	(e)	07/01/33	5,250,000

See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	North Carolina (0.7%)
$900	North Carolina Medical Care Commission, Ser 1991B (Demand 09/01/09)	0.18	(e)%	10/01/13	$900,000

	Ohio (2.4%)
1,200	Ohio St Higher Educational Facility Commission (Demand 09/01/09)	0.16	(e)	08/01/33	1,200,000
2,000	State of Ohio (Demand 09/01/09)	0.13	(e)	12/01/44	2,000,000

					3,200,000

	Pennsylvania (1.8%)
2,385	Lancaster County Hospital Authority, The Lancaster General Hospital Refg Project, Ser 2008 (Demand 09/01/09)	0.18	(e)	07/01/41	2,385,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $14,605,000)				14,605,000

	Total Investments (Cost $237,443,534) (f)(g)			176.8%	233,314,256
	Other Assets in Excess of Liabilities			2.1	2,685,729
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
(27,549)	Notes with interest rates ranging from 0.29% to 0.54% at August 31, 2009 and contractual maturities of collateral ranging from 01/01/2022 to 02/15/2033 (h) (Cost $(27,549,000))			(20.9)	(27,549,000)
	Preferred Shares of Beneficial Interest			(58.0)	(76,500,000)

	Net Assets Applicable to Common Shareholders			100.0%	$131,950,985

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Capital appreciation bond.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	Prefunded to call date shown.

(e)	Current coupon of variable rate demand obligation.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(g)	Securities have been designated as collateral in connection with open futures contracts.

(h)	Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2009, the Fund’s investments with a value of $42,416,278 are held by the Dealer Trusts and serve as collateral for the $27,549,000 in floating rate note and dealer trust obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.
See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued
Futures Contracts Open at August 31, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

10	Long	U.S. Treasury Bonds 30 Year, September 2009	1,209,375	6,303
35	Long	U.S. Treasury Notes 10 Year, December 2009	4,102,656	33,177
1	Long	U.S. Treasury Notes 10 Year, September 2009	118,547	388
85	Short	U.S. Treasury Bonds 30 Year, December 2009	(10,178,750)	(115,317)
7	Short	U.S. Treasury Notes 2 Year, December 2009	(1,514,406)	(4,671)
10	Short	U.S. Treasury Notes 2 Year, September 2009	(2,176,875)	(4,490)
14	Short	U.S. Treasury Notes 5 Year, September 2009	(1,631,219)	(8,428)

		Net Unrealized Depreciation		$(93,038)

See Notes to Financial Statements

MS Municipal Premium Income Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
8/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$218,709,256	—	$218,709,256	—
Short-Term Tax-Exempt Municipal Obligations	14,605,000	—	14,605,000	—
Futures	39,868	$39,868	—	—

Total	$233,354,124	$39,868	$233,314,256	—

Liabilities:
Futures	$(132,906)	$(132,906)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Premium Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 22, 2009

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